CONDENSED STATEMENTS OF CHANGES IN CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' EQUITY (Deficit) - USD ($)	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Preferred Stock Series B Convertible Preferred Stock	Preferred Stock Series A-1 Convertible Preferred Stock	Preferred Stock Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Series A-1 Convertible Preferred Stock	Series A Convertible Preferred Stock	Total
Balance at the beginning (in shares) at Dec. 31, 2019					572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2019					$ 7,999,997	$ 561,041	$ 2,612,038
Balances at the end (in shares) at Dec. 31, 2020					572,465	100,365	618,182	572,465	100,365	618,182
Balances at the end at Dec. 31, 2020					$ 7,999,997	$ 561,041	$ 2,612,038	$ 7,999,997	$ 561,041	$ 2,612,038	$ 11,173,076
Balance at the beginning (in shares) at Dec. 31, 2019	936,213	31,000
Balance at the beginning at Dec. 31, 2019	$ 94	$ (172)	$ 1,686,832	$ (24,405,503)							(22,718,749)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			92,866								92,866
Net loss				(4,652,084)							(4,652,084)
Balance at the end (in shares) at Dec. 31, 2020	936,213	31,000
Balance at the end at Dec. 31, 2020	$ 94	$ (172)	1,779,698	(29,057,587)							(27,277,967)
Balances at the end (in shares) at Mar. 31, 2021								572,465	100,365	618,182
Balances at the end at Mar. 31, 2021								$ 7,999,997	$ 561,041	$ 2,612,038
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense			22,036								22,036
Net loss				(3,963,491)							(3,963,491)
Balance at the end (in shares) at Mar. 31, 2021	936,213	31,000
Balance at the end at Mar. 31, 2021	$ 94	$ (172)	1,801,734	(33,021,078)							(31,219,422)
Balance at the beginning (in shares) at Dec. 31, 2020					572,465	100,365	618,182	572,465	100,365	618,182
Balance at the beginning at Dec. 31, 2020					$ 7,999,997	$ 561,041	$ 2,612,038	$ 7,999,997	$ 561,041	$ 2,612,038	11,173,076
Balances at the end (in shares) at Dec. 31, 2021								0	0	0
Balance at the beginning (in shares) at Dec. 31, 2020	936,213	31,000
Balance at the beginning at Dec. 31, 2020	$ 94	$ (172)	1,779,698	(29,057,587)							(27,277,967)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	$ 4		622,060								622,064
Share based compensation expense (shares)	44,129
Conversion of redeemable convertible preferred stock into common stock upon initial public offering	$ 129		11,172,947								11,173,076
Conversion of redeemable convertible preferred stock into common stock upon initial public offering (in shares)	1,291,012
Offering costs in connection with public offering			(2,339,816)								(2,339,816)
Issuance of common stock in exchange for services			12,500								12,500
Issuance of common stock in exchange for services (in shares)	2,000
Issuance of common stock through exercise of stock options	$ 5		58,643								58,648
Issuance of common stock through exercise of stock options (in shares)	55,694
Net loss				(8,961,815)							(8,961,815)
Balance at the end (in shares) at Dec. 31, 2021	8,733,479	31,000
Balance at the end at Dec. 31, 2021	$ 873	$ (172)	67,810,289	(38,019,402)							29,791,588
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation expense	3,125		184,191								184,191
Issuance of common stock through exercise of stock options	$ 8		75,269								$ 75,277
Issuance of common stock through exercise of stock options (in shares)	77,679										77,679
Net loss				(2,383,742)							$ (2,383,742)
Balance at the end (in shares) at Mar. 31, 2022	8,814,283	31,000
Balance at the end at Mar. 31, 2022	$ 881	$ (172)	$ 68,069,749	$ (40,403,144)							$ 27,667,314